As filed with the Securities and Exchange Commission on March 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2014

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

Bank Loan Obligationsµ (6.9%)

All Telecom (0.5%)
734,450	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	743,021
585,000	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	588,533
		1,331,554
Automotive (0.4%)
1,227,600	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,243,718

Building & Development (0.2%)
561,585	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	565,236

Chemicals & Plastics (0.2%)
655,050	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	660,454

Electronics - Electrical (0.2%)
728,785	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	736,073

Financial Intermediaries (0.2%)
552,007	First Data Corporation, Term Loan, 4.16%, due 3/24/17	551,731

Health Care (0.8%)
720,000	CHS/Community Health, Term Loan D, due 1/27/21	727,473	¢^^
1,540,370	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,548,550
		2,276,023
Lodging & Casinos (1.0%)
1,755,000	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,782,887
987,538	Station Casinos, Term Loan B, 5.00%, due 3/2/20	996,919
		2,779,806
Nonferrous Metals - Minerals (0.8%)
1,062,310	Arch Coal, Term Loan, 6.25%, due 5/16/18	1,051,156
1,177,050	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	1,183,465
		2,234,621
Oil & Gas (1.3%)
3,534,000	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	3,613,091

Radio & Television (1.3%)
1,106,039	Clear Channel, Term Loan B, 3.91%, due 1/29/16	1,077,382	¢^^
1,612,000	Clear Channel, Term Loan D, 6.91%, due 1/30/19	1,563,301
997,961	Clear Channel, Term Loan E, 7.66%, due 7/30/19	993,530	¢^^
244,155	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	245,032
		3,879,245
	Total Bank Loan Obligations (Cost $19,466,258)	19,871,552

Corporate Debt Securities (132.2%)

Airlines (0.9%)
737,504	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	785,442	ñ
1,085,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,114,838	ñ
576,936	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	663,476
		2,563,756
Auto Loans (0.1%)
445,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.25%, due 5/15/18	445,000	ñ

Automakers (1.4%)
1,120,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	1,219,400
830,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,181,797
1,465,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	1,508,950
		3,910,147
Building & Construction (2.1%)
2,025,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	2,085,750
790,000	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	825,550
1,545,000	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,452,300
570,000	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	547,200
490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	573,913
520,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	505,700	ñ
		5,990,413
Building Materials (1.6%)
1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,368,100
2,050,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	2,214,000	ñ
		4,582,100
Chemicals (2.8%)
555,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	611,194
1,775,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	2,001,312
1,400,000	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	1,494,500
703,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	637,972
2,390,000	PQ Corp., Secured Notes, 8.75%, due 5/1/18	2,605,100	ñ
535,000	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	576,463	ñ
		7,926,541
Computer Hardware (0.6%)
1,505,000	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	1,664,906

Consumer - Commercial Lease Financing (7.6%)
1,540,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	1,709,400
2,730,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,255,525	ØØ
1,145,000	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	1,219,425
1,830,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	2,049,600	ñ
935,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	989,931
765,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	845,325
1,370,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,596,050
1,640,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,945,253
540,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	541,431
1,420,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,540,700
1,110,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	1,318,125
1,325,000	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,355,681
3,465,000	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	3,432,394
		21,798,840
Consumer - Products (0.2%)
465,000	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	478,950	ñc

Department Stores (1.8%)
5,730,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	5,164,163

Electric - Generation (4.5%)
396,000	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	433,620	ñ
345,000	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	376,913	ñ
395,000	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	408,825	ñ
890,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,001,250
1,655,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 5/15/19	1,741,887
2,775,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	3,031,687
3,460,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,780,050	ØØ
1,715,000	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,719,288	ñ
335,000	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	342,119
		12,835,639
Electronics (2.4%)
1,180,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	1,206,550
1,280,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	1,286,400
810,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	814,176	c
760,000	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	863,550	ñ
995,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	965,150
870,000	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	946,125
720,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	748,800	ñ
		6,830,751
Energy - Exploration & Production (13.0%)
540,000	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	544,050	ñ
1,535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,723,037
1,060,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	1,181,900
835,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	899,713
500,000	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	520,625
534,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	539,340
755,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	826,725
4,027,000	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	4,631,050
3,485,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	3,441,437	ØØ
5,000,000	Linn Energy LLC, Guaranteed Notes, 7.00%, due 11/1/19	5,075,000	ñ
1,610,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,738,800
3,635,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	3,853,100
4,075,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	4,207,437
625,000	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	625,000
590,000	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	625,400
1,085,000	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	1,082,288
1,130,000	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	1,121,525
3,115,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	3,231,812
530,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	539,938
910,000	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	935,025
		37,343,202
Food & Drug Retailers (0.9%)
750,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	855,938
1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,618,645
		2,474,583
Gaming (7.7%)
1,055,000	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	1,143,356
330,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	338,250	ñ
760,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	769,500	ñ
670,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	663,300	ñ
3,300,000	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	3,795,000	ñ
220,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	223,850
435,000	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	493,725
510,000	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	600,525
615,000	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	691,875	ØØ
1,305,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	1,313,156	ñ
2,630,000	Mohegan Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	2,873,275	ñ
990,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,113,750
1,520,000	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	1,641,600	ñ
1,210,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	1,312,850
960,000	PNK Finance Corp., Guaranteed Notes, 6.38%, due 8/1/21	984,000	ñ
1,870,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	1,991,550
1,916,000	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	2,131,550
		22,081,112
Gas Distribution (5.2%)
420,000	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	445,200
900,000	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	958,500
570,000	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	558,600
2,090,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	2,283,325
2,207,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,400,112
575,000	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	596,960
960,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,081,200
1,460,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	1,503,800	ñ
853,000	MarkWest Energy Partners L.P., Guaranteed Notes, 4.50%, due 7/15/23	803,953
1,500,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	1,605,000
510,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	497,250
520,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	473,850
958,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	1,022,665
487,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	532,048
		14,762,463
Health Facilities (10.4%)
680,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	718,250
660,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	724,350
1,415,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	1,450,375	ñ
5,000,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	5,287,500
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	528,650
1,370,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,402,537
605,000	FWCT – 2 Escrow Corp., Senior Secured Notes, 5.13%, due 8/1/21	608,781	ñ
600,000	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	639,000
3,395,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	3,624,162
705,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	759,638
2,090,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,257,200
1,375,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,519,375
670,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	700,150
970,000	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	1,020,925	ñ
550,000	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	532,813
4,625,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	5,047,031
1,000,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	875,000
1,890,000	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	2,112,075
		29,807,812
Health Services (0.5%)
839,000	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	901,925
675,000	Healthcare Technology Intermediate, Inc., Senior Unsecured Notes, 7.38%, due 9/1/18	697,781	ñc
		1,599,706
Investments & Misc. Financial Services (1.1%)
1,475,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,476,844	ñ
1,595,000	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	1,614,937	ñ
		3,091,781
Leisure (0.6%)
1,155,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,247,400
535,000	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	533,663
		1,781,063
Machinery (1.5%)
2,235,000	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,617,744	ØØ
725,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	752,188
870,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	982,012
		4,351,944
Managed Care (0.5%)
1,285,000	MPH Intermediate Holding Co. 2, Senior Unsecured Notes, 8.38%, due 8/1/18	1,323,550	ñc

Media - Broadcast (4.6%)
797,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	894,633
1,210,000	AMC Networks, Inc., Guaranteed Notes, 4.75%, due 12/15/22	1,179,750
280,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	245,000
815,000	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	831,300
4,452,000	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	4,830,420
2,200,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	2,359,500
1,120,000	Sirius XM Radio, Inc., Guaranteed Notes, 5.75%, due 8/1/21	1,118,600	ñ
1,205,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,292,362	ñ
375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	412,500	ñ
		13,164,065
Media - Cable (4.7%)
1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,131,000
1,727,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,765,857	ñ
990,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	930,600	ñ
615,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	702,637
1,030,000	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	1,050,600
3,040,000	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	3,040,000
1,505,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,606,587
800,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	801,000
655,000	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	614,063
1,115,000	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	1,181,900	ñ
685,000	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	686,713	ñ
		13,510,957
Media - Diversified (1.9%)
920,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	966,000
840,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	890,400
1,740,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	1,796,550	ñ
1,130,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	1,131,413	ñ
615,000	IAC/InterActiveCorp, Senior Unsecured Notes, 4.88%, due 11/30/18	633,450	ñ
		5,417,813
Media - Services (1.3%)
1,190,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,255,450
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	506,138
1,800,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,849,500
		3,611,088
Medical Products (0.9%)
1,208,000	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	1,288,030
235,000	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 7.75%, due 4/15/18	240,288
860,000	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	935,250
		2,463,568
Metals - Mining Excluding Steel (3.9%)
1,315,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	1,384,037
3,155,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	2,610,762
1,295,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	1,058,662
345,000	Arch Coal, Inc., Secured Notes, 8.00%, due 1/15/19	344,138	ñ
1,735,000	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	1,518,125
347,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	266,323
1,060,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	802,950
300,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	330,375	ñ
1,035,000	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,102,275
1,400,000	Walter Energy, Inc., Senior Secured Notes, 9.50%, due 10/15/19	1,421,000	ñ
390,000	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	288,600
		11,127,247
Packaging (5.4%)
5,040,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	5,796,000	ØØ
390,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	397,800	ñ
765,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	784,125	ñ
2,065,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,271,500
3,650,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	4,033,250
535,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	547,037
905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	971,744
550,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	584,375
		15,385,831
Pharmaceuticals (4.5%)
770,000	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	820,050
1,440,000	Forest Laboratories, Inc., Senior Unsecured Notes, 4.38%, due 2/1/19	1,445,400	ñ
1,010,000	Forest Laboratories, Inc., Senior Unsecured Notes, 4.88%, due 2/15/21	1,006,213	ñ
540,000	Jaguar Holding Co., Senior Unsecured Notes, 9.38%, due 10/15/17	569,700	ñc
1,695,000	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	1,902,637	ñ
855,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	909,506	ñ
750,000	Valeant Pharmaceuticals Int'l, Senior Unsecured Notes, 6.75%, due 8/15/18	822,188	ñ
768,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	819,840	ñ
4,380,000	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	4,675,650	ñ
		12,971,184
Printing & Publishing (3.0%)
1,450,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	1,660,250
2,610,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	3,021,075
1,755,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,941,469
950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	1,054,500
285,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	303,525
605,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	608,025
		8,588,844
Real Estate Dev. & Mgt. (0.4%)
1,100,000	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	1,229,250	ñ

Software - Services (7.2%)
865,000	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	895,275	ñ
755,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	805,962	ñ
2,630,000	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	2,899,575	ñ
3,855,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	4,491,075
1,135,000	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	1,237,150	ñ
850,000	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	873,375	ñ
4,885,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	5,055,975	ñc
1,010,000	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	1,118,575	ñ
1,810,000	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	1,895,975
515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	565,856
690,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	752,963
		20,591,756
Specialty Retail (1.5%)
825,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	826,031
157,000	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	171,326
225,000	Limited Brands, Inc., Guaranteed Notes, 5.63%, due 2/15/22	228,375
1,085,000	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	1,112,125	ñc
1,685,000	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	1,874,563
		4,212,420
Steel Producers - Products (1.8%)
3,435,000	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	3,589,575
1,600,000	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	1,572,000
		5,161,575
Support - Services (6.0%)
1,035,000	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	1,050,525	ñ
730,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	755,550
1,295,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,437,450
450,000	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	481,500
2,285,000	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	2,136,475
1,230,000	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	1,211,550	ñ
4,245,000	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	4,393,575
2,915,000	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	2,951,437
750,000	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	831,563
1,610,000	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	1,807,225
		17,056,850
Telecom - Integrated Services (10.9%)
485,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	491,063
4,900,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	4,361,000
2,569,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	2,569,000	ØØ
665,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	660,013
810,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	880,875
1,035,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,122,975
2,280,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	2,177,400	ñ
1,225,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	1,313,812	ñ
1,125,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	1,217,813	ñ
2,231,000	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	2,487,565
2,175,000	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	2,387,062
1,590,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,776,825
1,874,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,813,095
1,650,000	tw telecom holdings, inc., Guaranteed Notes, 5.38%, due 10/1/22	1,633,500
1,755,000	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	2,005,087
1,570,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	1,648,500
2,065,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	2,101,137
736,000	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	684,480
		31,331,202
Telecom - Wireless (6.8%)
870,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.25%, due 4/1/21	903,712	ñ
495,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 4/1/23	513,563	ñ
455,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	473,200
2,175,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,077,125	ØØ
2,440,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	2,641,300
505,000	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	544,138	ñ
1,605,000	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	1,713,337	ñ
1,640,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	1,648,200	ñ
475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	573,563	ñ
895,000	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	964,362
1,040,000	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	1,094,600
1,945,000	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	2,059,269
1,300,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	1,368,250
485,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	495,913
1,105,000	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	1,160,250
650,000	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	678,437
645,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	658,706
		19,567,925

	Total Corporate Debt Securities (Cost $366,561,661)	378,199,997

NUMBER OF SHARES

Short-Term Investments (2.1%)
6,028,432	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,028,432)	6,028,432

	Total Investments (141.2%) (Cost $392,056,351)	404,099,981	##

	Liabilities, less cash, receivables and other assets [(29.0%)]	(83,010,786)	±

	Liquidation Value of Mandatory Redeemable Preferred Shares [(12.2%)]	(35,000,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$286,089,195

See Notes to Schedule of Investments

January 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of the Fund’s investments in interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2014:

Asset Valuation Inputs

Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations^	$—	$19,871,552	$—	$19,871,552
Corporate Debt Securities
Airlines	—	1,114,838	1,448,918	2,563,756
Other Corporate Debt Securities^	—	375,636,241	—	375,636,241
Total Corporate Debt Securities	—	376,751,079	1,448,918	378,199,997
Short-Term Investments	—	6,028,432	—	6,028,432
Total Investments	$—	$402,651,063	$1,448,918	$404,099,981

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/13	Accrued discounts/(premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/14
Investments in Securities
Corporate Debt Securities
Airlines	$1,508,616	$-	$(2,362)	$20,744	$-	$(78,080)	$-	$-	$1,448,918	$(2,362)
Total	$1,508,616	$-	$(2,362)	$20,744	$-	$(78,080)	$-	$-	$1,448,918	$(2,362)

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

The Fund had no transfers between Levels 1, 2 and 3 during the period ended January 31, 2014.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(2,424,169)	$-	$(2,424,169)

##
At January 31, 2014, the cost of investments for U.S. federal income tax purposes was $392,063,351. Gross unrealized appreciation of investments was $15,145,015 and gross unrealized depreciation of investments was $3,108,385, resulting in net unrealized appreciation of $12,036,630 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2014, these securities amounted to $97,493,605 or 34.1% of net assets applicable to common shareholders.

ØØ
All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and delayed delivery purchase commitments. In addition, the Fund had deposited $2,419,129 in a segregated account for interest rate swap contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2014, and their final maturity dates.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2014 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At January 31, 2014, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable- rate Payments Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.677%	.243%	(1)	$(147,347)	$(391,024)	$(538,371)
Citibank, N.A.	25,000,000	August 9, 2015	1.120%	.239%	(2)	(120,310)	(294,980)	(415,290)
Citibank, N.A.	50,000,000	December 7, 2015	1.883%	.242%	(3)	(117,928)	(1,352,580)	(1,470,508)
						$(385,585)	$(2,038,584)	$(2,424,169)

    (1)  90 day LIBOR at December 16, 2013.

    (2)  90 day LIBOR at November 8, 2013.

    (3)  90 day LIBOR at December 5, 2013.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2014